ACCRUED WARRANTY COSTS (Tables)	12 Months Ended
Dec. 31, 2022
ACCRUED WARRANTY COSTS
Summary of the Company's warranty activity

	Years Ended December 31,
	2020	2021	2022
	$	$	$
Beginning balance	55,878	37,732	45,146
Warranty provision	26,931	45,053	68,411
Warranty costs incurred	(46,067)	(35,432)	(31,943)
Foreign exchange effect	990	(2,207)	(4,937)
Ending balance	37,732	45,146	76,677